Income taxes (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net income/(loss) from continuing operations before income tax	$ (28,898)	$ (23,017)	$ (9,855)
Statutory tax rate	14.00%	24.00%	24.00%
Expected income tax (expense)/recovery	$ 4,043	$ 5,524	$ 2,365
Change in valuation allowance	(631)	(2,129)	4,228
Permanent difference	(1)	0	(9)
Change in expiration of tax loss carryforwards	(3,411)	(3,395)	(6,584)
Income tax (expense)/recovery	$ (9)	$ (13)	$ (53)